Line of Credit, Term Loan and Promissory Note (Details) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 06, 2014 Esc Inc Dbaesc Software [Member]	Sep. 30, 2014 Esc Inc Dbaesc Software [Member]	Jul. 31, 2013 Notes Payable to Banks [Member]	Aug. 01, 2013 Line of Credit [Member]	Sep. 30, 2014 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2013 Line of Credit [Member]	Dec. 31, 2013 Term Loan [Member]
Line of Credit, Term Loan and Promissory Note (Textual)
Line of credit facility, initiation date								Aug. 01, 2013
Line of credit facility, expiration period								2 years
Line of credit facility, expiration date								Jul. 31, 2015
Line of credit facility, borrowing capacity description								The agreement includes a borrowing base calculation tied to accounts receivable
Line of credit facility, maximum borrowing capacity								$ 750,000		$ 750,000
Variable interest rate								1.75%
Line of credit facility, interest rate at period end								5.00%		5.00%
Line of credit facility, collateral description								The line is collateralized by substantially all of the assets of the Company and is guaranteed by the Company's Chief Executive Officer, Mr. Meller.
Line of credit facility, collateral fees								1,000		1,000
Line of Credit Facility, Covenant Compliance									Company was in compliance with its required financial covenants, the fixed charge ratio and debt to net worth
Debt instrument, face amount					350,000	350,000	350,000
Debt instrument, term					60 months		2 years
Debt instrument, maturity date							Jul. 31, 2015
Debt instrument, frequency of periodic payment							Monthly					Monthly
Debt instrument, maturity date description										Two years and expires on July 31, 2015		Loan is for two years and expires on July 31, 2015
Debt instrument, periodic payment					6,135		15,776					15,776
Debt instrument, interest rate					2.00%		8.00%					8.00%
Debt instrument, collateral							The term loan is collateralized by substantially all of the assets of the Company and is guaranteed by the Company's Chief Executive Officer, Mr. Meller.
Loans payable to bank	151,125		279,517
Debt instrument, maximum interest rate					10.00%
Line of credit facility, interest rate description										prime plus 1.75
Line of credit facility, current borrowing capacity									750,000
Line of credit facility, remaining borrowing capacity											750,000
Proceed from term loan		350,000	350,000									350,000
Notes Payable, Current						$ 327,739						$ 279,517